Related party disclosures - Other transactions with KMP (Details) - Key management personnel	12 Months Ended
	Sep. 30, 2023 AUD ($) item	Sep. 30, 2022 AUD ($) item
Related party disclosures
Interest payable for the year	$ 741,814	$ 546,866
Closing loan balance	$ 20,433,290	$ 21,138,301
Number of KMP with loans | item	10	10